(Loss) Earnings Per Share (Schedule of Calculation of Basic and Diluted (loss) Earnings Per Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent		$ (150.6)	$ (1,536.0)	$ 34.4
Net (loss) income attributable to common stockholders, Basic		(152.2)	(1,536.0)	34.4
Net Income (Loss) Available to Common Stockholders, Diluted		(152.2)	(1,536.0)	34.4
Temporary Equity, Accretion to Redemption Value, Adjustment	(1.6)	(1.6)	0	0
Weighted-average shares outstanding, diluted		230.9	229.9	226.9
Incremental Common Shares Attributable to Share-based Payment Arrangements		0	0	0
Stock Options and RSUs - Diluted				1.2
Common stock related to acquisitions (in shares)		0	0	2.1
Incremental Common Shares Attributable to Contingently Issuable Shares - Basic				$ 0
Total shares, Basic		230.9	229.9	226.9
Total shares, Diluted		230.9	229.9	230.2
(Loss) earnings per share, Basic		$ (0.66)	$ (6.68)	$ 0.15
(Loss) earnings per share, Diluted		$ (0.66)	$ (6.68)	$ 0.15